Vessels, textuals (Details) - Jun. 30, 2015 - USD ($) $ in Thousands	Total
Property, Plant and Equipment [Line Items]
Costs capitalised in vessels	$ 218
YM Los Angeles [Member]
Property, Plant and Equipment [Line Items]
Contract price of vessels acquired	21,500
YM New Jersey [Member]
Property, Plant and Equipment [Line Items]
Contract price of vessels acquired	$ 21,500